SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance of Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Total allowance for credit losses – January 1	$ 25,253	$ 2,908	$ 2,398
Current-period provision for expected credit losses	190	22,563	823
Write-offs	0	(145)	(64)
Recoveries collected	(137)	(73)	(249)
Total allowance for credit losses - December 31	$ 25,306	$ 25,253	$ 2,908